Business Combinations - Additional Information (Detail) $ in Millions			3 Months Ended			12 Months Ended
	Dec. 02, 2019 USD ($)	Feb. 06, 2019 USD ($)	Dec. 31, 2020 USD ($) Acquisition	Sep. 30, 2020 Acquisition	Jun. 30, 2020 Acquisition	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Business acquisitions, deferred consideration			$ 20			$ 20
Payment for business acquisitions, net of cash and cash equivalents acquired						113	$ 127
Deferred and contingent consideration recognized			143			143
Goodwill			$ 330			330	162	$ 121
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Name of acquired entity			minor acquisition in the Microcontrollers and Digital ICs Group	entire share capital of Ultra Wide Band specialist BeSpoon, of the cellular IoT connectivity assets of Riot Micro and of the radio-frequency assets of SOMOS	French Gallium Nitride (GaN) innovator Exagan
Number of Acquisitions | Acquisition			1	3	1
Payment for business acquisitions, before cash acquired						104
Cash acquired						1
Business acquisitions, deferred consideration			$ 18			18
Business acquisitions, contingent consideration			117			117
Payment for business acquisitions, net of cash and cash equivalents acquired						103
Deferred and contingent consideration recognized			143			143
Fair value of business acquired			239			239
Deferred tax assets			5			5
Deferred tax liabilities			18			18
Goodwill			$ 135			$ 135
2020 Acquisitions [Member] | Discount Rate [Member] | Minimum [Member]
Business Acquisition [Line Items]
Discount rate			1.55			1.55
2020 Acquisitions [Member] | Discount Rate [Member] | Maximum [Member]
Business Acquisition [Line Items]
Discount rate			4.07			4.07
Norstel AB [Member]
Business Acquisition [Line Items]
Cash acquired							1
Percentage of business acquired	45.00%	55.00%
Fair value of business acquired			$ 138			$ 138	138
Consideration paid	$ 51	$ 77
Deferred tax assets			4			4
Deferred tax liabilities			18			18
Increase in goodwill						14
Goodwill			$ 57			$ 57	43
Norstel AB [Member] | Restricted Cash Current [Member]
Business Acquisition [Line Items]
Escrow account							$ 10